Current and long-term debt - BNPP Sinosure credit facility (Details) $ in Thousands	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2019 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	1
Borrowings	$ 861,967	$ 1,588,290
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	877,993	1,617,439
BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 134,100
Number of vessels | vessel			5
BNPP Sinosure Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 69,667